SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($)	Sep. 30, 2021	Jun. 30, 2021	Jun. 30, 2020
Property, Plant and Equipment [Abstract]
Office equipment at cost	$ 27,532	$ 28,623	$ 26,299
Less: Accumulated depreciation	(23,939)	(24,368)	(20,552)
Total property, plant, and equipment	$ 3,593	$ 4,255	$ 5,747